Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000099785
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[1]
AssetsNet	$ 924,689,524
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,926,948
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	924,689,524
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	1,926,948

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	34%
Health Care REITs	20%
Retail REITs	15%
Industrial REITs	11%
Residential REITs	11%
Office REITs	4%
Hotel & Resort REITs	3%
Diversified REITs	2%

Ten Largest Equity Holdings

Table Summary
Holdings	55.1% of Net Assets
Welltower, Inc.	11.3%
Prologis, Inc.	8.6%
Equinix, Inc.	8.2%
Simon Property Group, Inc.	5.0%
Equity Residential	4.7%
American Tower Corp.	3.9%
Iron Mountain, Inc.	3.6%
Crown Castle, Inc.	3.3%
Host Hotels & Resorts, Inc.	3.3%
Public Storage	3.2%

C000099787
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%	[2]
AssetsNet	$ 924,689,524
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,926,948
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	924,689,524
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	1,926,948

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	34%
Health Care REITs	20%
Retail REITs	15%
Industrial REITs	11%
Residential REITs	11%
Office REITs	4%
Hotel & Resort REITs	3%
Diversified REITs	2%

Ten Largest Equity Holdings

Table Summary
Holdings	55.1% of Net Assets
Welltower, Inc.	11.3%
Prologis, Inc.	8.6%
Equinix, Inc.	8.2%
Simon Property Group, Inc.	5.0%
Equity Residential	4.7%
American Tower Corp.	3.9%
Iron Mountain, Inc.	3.6%
Crown Castle, Inc.	3.3%
Host Hotels & Resorts, Inc.	3.3%
Public Storage	3.2%

C000099788
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R
Trading Symbol	RRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[3]
AssetsNet	$ 924,689,524
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,926,948
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	924,689,524
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	1,926,948

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	34%
Health Care REITs	20%
Retail REITs	15%
Industrial REITs	11%
Residential REITs	11%
Office REITs	4%
Hotel & Resort REITs	3%
Diversified REITs	2%

Ten Largest Equity Holdings

Table Summary
Holdings	55.1% of Net Assets
Welltower, Inc.	11.3%
Prologis, Inc.	8.6%
Equinix, Inc.	8.2%
Simon Property Group, Inc.	5.0%
Equity Residential	4.7%
American Tower Corp.	3.9%
Iron Mountain, Inc.	3.6%
Crown Castle, Inc.	3.3%
Host Hotels & Resorts, Inc.	3.3%
Public Storage	3.2%

C000148175
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[4]
AssetsNet	$ 924,689,524
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,926,948
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	924,689,524
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	1,926,948

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	34%
Health Care REITs	20%
Retail REITs	15%
Industrial REITs	11%
Residential REITs	11%
Office REITs	4%
Hotel & Resort REITs	3%
Diversified REITs	2%

Ten Largest Equity Holdings

Table Summary
Holdings	55.1% of Net Assets
Welltower, Inc.	11.3%
Prologis, Inc.	8.6%
Equinix, Inc.	8.2%
Simon Property Group, Inc.	5.0%
Equity Residential	4.7%
American Tower Corp.	3.9%
Iron Mountain, Inc.	3.6%
Crown Castle, Inc.	3.3%
Host Hotels & Resorts, Inc.	3.3%
Public Storage	3.2%

C000099789
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[5]
AssetsNet	$ 924,689,524
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,926,948
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	924,689,524
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	1,926,948

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	34%
Health Care REITs	20%
Retail REITs	15%
Industrial REITs	11%
Residential REITs	11%
Office REITs	4%
Hotel & Resort REITs	3%
Diversified REITs	2%

Ten Largest Equity Holdings

Table Summary
Holdings	55.1% of Net Assets
Welltower, Inc.	11.3%
Prologis, Inc.	8.6%
Equinix, Inc.	8.2%
Simon Property Group, Inc.	5.0%
Equity Residential	4.7%
American Tower Corp.	3.9%
Iron Mountain, Inc.	3.6%
Crown Castle, Inc.	3.3%
Host Hotels & Resorts, Inc.	3.3%
Public Storage	3.2%

C000099790
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[6]
AssetsNet	$ 924,689,524
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,926,948
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	924,689,524
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	1,926,948

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	34%
Health Care REITs	20%
Retail REITs	15%
Industrial REITs	11%
Residential REITs	11%
Office REITs	4%
Hotel & Resort REITs	3%
Diversified REITs	2%

Ten Largest Equity Holdings

Table Summary
Holdings	55.1% of Net Assets
Welltower, Inc.	11.3%
Prologis, Inc.	8.6%
Equinix, Inc.	8.2%
Simon Property Group, Inc.	5.0%
Equity Residential	4.7%
American Tower Corp.	3.9%
Iron Mountain, Inc.	3.6%
Crown Castle, Inc.	3.3%
Host Hotels & Resorts, Inc.	3.3%
Public Storage	3.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.